Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Federal	$ 18	$ 14	$ 18
State	0	2	4
Foreign	42	54	60
Deferred
Federal	(2)	178	12
State	1	(3)	1
Foreign	14	(3)	(3)
Total income tax expense (benefit)	$ 73	$ 242	$ 92